Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INTERNATIONAL EQUITY FUNDS
JPMorgan International Value Fund
(a series of JPMorgan Trust I)
(the “Fund”)
(All Share Classes)
Supplement dated August 14, 2023
to the current Summary Prospectuses, Prospectuses and Statement of Additional Information, as
supplemented
The Board of Trustees of JPMorgan Trust I (the “Board”) approved the following changes to the Fund: (i) changing the name of the Fund, and (ii) adopting an 80% policy as a result of such name change.
The Fund currently expects that these changes will become effective on or about September 13, 2023 (the “Effective Date”).
Name Change
On the Effective Date, the Fund’s new name will be: JPMorgan Developed International Value Fund. At that time, all references to the Fund’s name will be changed to the new name.
Adoption of 80% Policy
On the Effective Date, the information in the first paragraph of “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectus and Prospectus will be deleted in its entirety and be replaced by the following:
Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in securities of issuers in foreign developed countries, including foreign subsidiaries of U.S. issuers. “Assets” means net assets, plus the amount of borrowings for investment purposes. Foreign developed countries include Australia, Israel, Japan, New Zealand, Singapore, the United Kingdom, most of the countries of Western Europe and Hong Kong. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. The Fund typically does not invest in U.S. issuers that do not qualify as foreign issuers.

JPMorgan International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INTERNATIONAL EQUITY FUNDS
JPMorgan International Value Fund
(a series of JPMorgan Trust I)
(the “Fund”)
(All Share Classes)
Supplement dated August 14, 2023
to the current Summary Prospectuses, Prospectuses and Statement of Additional Information, as
supplemented
The Board of Trustees of JPMorgan Trust I (the “Board”) approved the following changes to the Fund: (i) changing the name of the Fund, and (ii) adopting an 80% policy as a result of such name change.
The Fund currently expects that these changes will become effective on or about September 13, 2023 (the “Effective Date”).
Name Change
On the Effective Date, the Fund’s new name will be: JPMorgan Developed International Value Fund. At that time, all references to the Fund’s name will be changed to the new name.
Adoption of 80% Policy
On the Effective Date, the information in the first paragraph of “What are the Fund’s main investment strategies?” section of the Fund’s Summary Prospectus and Prospectus will be deleted in its entirety and be replaced by the following:
Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in securities of issuers in foreign developed countries, including foreign subsidiaries of U.S. issuers. “Assets” means net assets, plus the amount of borrowings for investment purposes. Foreign developed countries include Australia, Israel, Japan, New Zealand, Singapore, the United Kingdom, most of the countries of Western Europe and Hong Kong. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. The Fund typically does not invest in U.S. issuers that do not qualify as foreign issuers.